Debt and Capital Structure - Schedule of Long-Term Debt (Details) $ in Millions, $ in Billions	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Net Debt Premiums (Discounts) and Transaction Costs	$ 49		$ 64
Long-Term Debt	7,156		7,534
Less: Current Portion	0		192
Long-Term Debt	7,156		7,342
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,107		7,470
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt	0		0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	5,107	$ 3.7	5,470	$ 3.8
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,000		$ 2,000